PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 130.5%
Common Stocks 130.1%
Aerospace & Defense 3.2%
BWX Technologies, Inc.	300	$18,084
General Dynamics Corp.	290	43,158
L3Harris Technologies, Inc.	800	151,216
Lockheed Martin Corp.	510	181,040
Northrop Grumman Corp.	500	152,360
Raytheon Technologies Corp.	2,680	191,646
		737,504
Air Freight & Logistics 0.4%
Hub Group, Inc. (Class A Stock)*	1,600	91,200
Automobiles 1.0%
Ford Motor Co.	5,800	50,982
General Motors Co.	4,300	179,052
		230,034
Banks 3.5%
Capstar Financial Holdings, Inc.	1,700	25,075
Citigroup, Inc.(u)	4,200	258,972
Civista Bancshares, Inc.	800	14,024
Customers Bancorp, Inc.*	6,300	114,534
Eagle Bancorp Montana, Inc.	700	14,854
Financial Institutions, Inc.	2,300	51,750
First Western Financial, Inc.*	2,000	39,140
HBT Financial, Inc.	4,300	65,145
JPMorgan Chase & Co.	400	50,828
Midland States Bancorp, Inc.	1,700	30,379
PCB Bancorp	1,300	13,143
South Plains Financial, Inc.	2,300	43,585
Southern National Bancorp of Virginia, Inc.	8,400	101,724
		823,153
Beverages 0.9%
Coca-Cola Co. (The)	800	43,872
Monster Beverage Corp.*	1,200	110,976
PepsiCo, Inc.	380	56,354
		211,202

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Biotechnology 5.0%
AbbVie, Inc.	1,600	$171,440
Alexion Pharmaceuticals, Inc.*	1,260	196,863
Amgen, Inc.	220	50,582
Biogen, Inc.*	540	132,224
Emergent BioSolutions, Inc.*	600	53,760
Gilead Sciences, Inc.	2,900	168,954
Incyte Corp.*	900	78,282
Neurocrine Biosciences, Inc.*	400	38,340
Regeneron Pharmaceuticals, Inc.*	200	96,622
Vertex Pharmaceuticals, Inc.*	740	174,892
		1,161,959
Building Products 0.5%
Masco Corp.	2,000	109,860
Capital Markets 2.5%
Ameriprise Financial, Inc.	860	167,124
Cboe Global Markets, Inc.	1,500	139,680
Federated Hermes, Inc.	4,800	138,672
Goldman Sachs Group, Inc. (The)	200	52,742
Morgan Stanley	400	27,412
Silvercrest Asset Management Group, Inc. (Class A Stock)	3,100	43,059
		568,689
Chemicals 2.2%
Cabot Corp.	1,800	80,784
Hawkins, Inc.	300	15,693
Huntsman Corp.	1,000	25,140
LyondellBasell Industries NV (Class A Stock)	400	36,664
RPM International, Inc.	1,200	108,936
Sherwin-Williams Co. (The)	200	146,982
Stepan Co.	800	95,456
		509,655
Commercial Services & Supplies 0.5%
Herman Miller, Inc.	3,300	111,540
Communications Equipment 1.8%
Calix, Inc.*	4,100	122,016
Cisco Systems, Inc.	5,200	232,700

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Communications Equipment (cont’d.)
NETGEAR, Inc.*	500	$20,315
NetScout Systems, Inc.*	1,900	52,098
		427,129
Construction & Engineering 1.1%
EMCOR Group, Inc.	1,100	100,606
Primoris Services Corp.	5,700	157,377
		257,983
Consumer Finance 0.6%
Regional Management Corp.	4,500	134,370
Containers & Packaging 0.1%
Myers Industries, Inc.	600	12,468
Diversified Financial Services 1.1%
Berkshire Hathaway, Inc. (Class B Stock)*	900	208,683
Marlin Business Services Corp.	3,800	46,512
		255,195
Diversified Telecommunication Services 2.5%
AT&T, Inc.(u)	9,300	267,468
Verizon Communications, Inc.(u)	5,300	311,375
		578,843
Electric Utilities 1.3%
Exelon Corp.	3,600	151,992
NRG Energy, Inc.	3,500	131,425
Otter Tail Corp.	700	29,827
		313,244
Electrical Equipment 0.6%
Acuity Brands, Inc.	760	92,028
nVent Electric PLC	1,700	39,593
		131,621
Electronic Equipment, Instruments & Components 1.0%
Jabil, Inc.	1,400	59,542
Kimball Electronics, Inc.*	900	14,391

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Sanmina Corp.*	3,600	$114,804
ScanSource, Inc.*	700	18,466
SYNNEX Corp.	300	24,432
		231,635
Energy Equipment & Services 0.3%
TechnipFMC PLC (United Kingdom)	6,500	61,100
Entertainment 1.6%
Activision Blizzard, Inc.	2,200	204,270
Electronic Arts, Inc.	1,100	157,960
		362,230
Equity Real Estate Investment Trusts (REITs) 1.9%
Crown Castle International Corp.	300	47,757
Franklin Street Properties Corp.	9,700	42,389
Gaming & Leisure Properties, Inc.	1,022	43,333
GEO Group, Inc. (The)	11,600	102,776
PotlatchDeltic Corp.	900	45,018
Weyerhaeuser Co.	4,500	150,885
		432,158
Food & Staples Retailing 1.7%
Kroger Co. (The)	3,300	104,808
Sprouts Farmers Market, Inc.*	600	12,060
Walmart, Inc.(u)	1,900	273,885
		390,753
Food Products 2.3%
Archer-Daniels-Midland Co.	2,900	146,189
Conagra Brands, Inc.	2,600	94,276
General Mills, Inc.	600	35,280
Kraft Heinz Co. (The)	4,200	145,572
Tyson Foods, Inc. (Class A Stock)	1,900	122,436
		543,753
Gas Utilities 0.3%
UGI Corp.	2,200	76,912

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies 6.7%
Abbott Laboratories(u)	2,500	$273,725
Becton, Dickinson & Co.	200	50,044
Boston Scientific Corp.*	1,900	68,305
Danaher Corp.	1,000	222,140
Edwards Lifesciences Corp.*	700	63,861
Hologic, Inc.*	1,400	101,962
IDEXX Laboratories, Inc.*	300	149,961
Medtronic PLC	900	105,426
Meridian Bioscience, Inc.*	4,300	80,367
Quidel Corp.*	600	107,790
ResMed, Inc.	200	42,512
STERIS PLC	830	157,318
West Pharmaceutical Services, Inc.	500	141,655
		1,565,066
Health Care Providers & Services 4.8%
Anthem, Inc.	600	192,654
Cigna Corp.	932	194,024
CVS Health Corp.	2,300	157,090
McKesson Corp.	300	52,176
UnitedHealth Group, Inc.(u)	1,110	389,255
Universal Health Services, Inc. (Class B Stock)	900	123,750
		1,108,949
Hotels, Restaurants & Leisure 1.8%
Darden Restaurants, Inc.	1,200	142,944
Del Taco Restaurants, Inc.*	10,200	92,412
McDonald’s Corp.	900	193,122
		428,478
Household Durables 0.7%
D.R. Horton, Inc.	800	55,136
MDC Holdings, Inc.	1,300	63,180
NVR, Inc.*	10	40,799
		159,115
Household Products 1.9%
Procter & Gamble Co. (The)(u)	2,800	389,592
Reynolds Consumer Products, Inc.	1,800	54,072
		443,664

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Independent Power & Renewable Electricity Producers 0.5%
Atlantic Power Corp.*	10,400	$21,840
Vistra Corp.	5,200	102,232
		124,072
Industrial Conglomerates 0.9%
3M Co.	1,200	209,748
Insurance 1.4%
Allstate Corp. (The)	1,400	153,902
MetLife, Inc.	3,500	164,325
		318,227
Interactive Media & Services 6.4%
Alphabet, Inc. (Class A Stock)*(u)	278	487,234
Alphabet, Inc. (Class C Stock)*(u)	191	334,609
Facebook, Inc. (Class A Stock)*(u)	2,420	661,047
		1,482,890
Internet & Direct Marketing Retail 6.2%
Amazon.com, Inc.*(u)	355	1,156,210
eBay, Inc.	2,800	140,700
Qurate Retail, Inc. (Class A Stock)	4,200	46,074
Stamps.com, Inc.*	500	98,095
		1,441,079
IT Services 6.1%
Accenture PLC (Class A Stock)	990	258,598
Amdocs Ltd.	1,700	120,581
CACI International, Inc. (Class A Stock)*	500	124,665
Cognizant Technology Solutions Corp. (Class A Stock)	2,400	196,680
Concentrix Corp.*	300	29,610
EPAM Systems, Inc.*	400	143,340
Hackett Group, Inc. (The)	9,800	141,022
International Business Machines Corp.	500	62,940
International Money Express, Inc.*	7,200	111,744
Perspecta, Inc.	3,900	93,912
Sykes Enterprises, Inc.*	2,300	86,641
Visa, Inc. (Class A Stock)	205	44,840
		1,414,573

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Leisure Products 1.0%
American Outdoor Brands, Inc.*	3,275	$55,773
Brunswick Corp.	700	53,368
Smith & Wesson Brands, Inc.	6,600	117,150
		226,291
Life Sciences Tools & Services 3.4%
Bio-Techne Corp.	300	95,265
Charles River Laboratories International, Inc.*	300	74,958
IQVIA Holdings, Inc.*	1,030	184,545
Medpace Holdings, Inc.*	500	69,600
PerkinElmer, Inc.	900	129,150
Thermo Fisher Scientific, Inc.(u)	520	242,206
		795,724
Machinery 2.5%
AGCO Corp.	200	20,618
Altra Industrial Motion Corp.	1,700	94,231
Cummins, Inc.	200	45,420
Deere & Co.	600	161,430
Gates Industrial Corp. PLC*	8,400	107,184
Shyft Group, Inc. (The)	4,200	119,196
Standex International Corp.	300	23,256
		571,335
Marine 0.3%
Matson, Inc.	1,400	79,758
Media 1.1%
Gray Television, Inc.*	5,400	96,606
Nexstar Media Group, Inc. (Class A Stock)	800	87,352
Omnicom Group, Inc.	1,100	68,607
		252,565
Metals & Mining 1.5%
Freeport-McMoRan, Inc.	3,700	96,274
Newmont Corp.	2,500	149,725
Steel Dynamics, Inc.	1,900	70,053
Worthington Industries, Inc.	600	30,804
		346,856

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Mortgage Real Estate Investment Trusts (REITs) 0.7%
Colony Credit Real Estate, Inc.	22,000	$165,000
Multiline Retail 0.5%
Big Lots, Inc.	500	21,465
Target Corp.	500	88,265
		109,730
Multi-Utilities 1.6%
MDU Resources Group, Inc.	4,900	129,066
Public Service Enterprise Group, Inc.	1,500	87,450
Sempra Energy	1,200	152,892
		369,408
Oil, Gas & Consumable Fuels 1.4%
Ardmore Shipping Corp. (Ireland)	20,200	66,054
Chevron Corp.	300	25,335
Cimarex Energy Co.	1,400	52,514
International Seaways, Inc.	4,000	65,320
Kinder Morgan, Inc.	8,400	114,828
		324,051
Paper & Forest Products 0.5%
Boise Cascade Co.	2,600	124,280
Personal Products 0.4%
Nu Skin Enterprises, Inc. (Class A Stock)	1,900	103,797
Pharmaceuticals 5.4%
Bristol-Myers Squibb Co.	4,100	254,323
Eli Lilly & Co.	1,300	219,492
Johnson & Johnson(u)	1,700	267,546
Merck & Co., Inc.(u)	3,700	302,660
Perrigo Co. PLC	1,100	49,192
Pfizer, Inc.	3,800	139,878
Viatris, Inc.*	872	16,341
		1,249,432
Professional Services 0.2%
Kforce, Inc.	1,200	50,508

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Road & Rail 0.8%
Knight-Swift Transportation Holdings, Inc.	500	$20,910
Schneider National, Inc. (Class B Stock)	2,100	43,470
Werner Enterprises, Inc.	2,800	109,816
		174,196
Semiconductors & Semiconductor Equipment 6.6%
Applied Materials, Inc.	2,600	224,380
Axcelis Technologies, Inc.*	3,400	99,008
Entegris, Inc.	1,200	115,320
FormFactor, Inc.*	4,000	172,080
Intel Corp.(u)	5,300	264,046
KLA Corp.	300	77,673
MKS Instruments, Inc.	1,000	150,450
NVIDIA Corp.	300	156,660
Semtech Corp.*	2,100	151,389
Texas Instruments, Inc.	700	114,891
		1,525,897
Software 15.3%
A10 Networks, Inc.*	7,700	75,922
Adobe, Inc.*(u)	700	350,084
Autodesk, Inc.*	700	213,738
Cadence Design Systems, Inc.*	1,300	177,359
ChannelAdvisor Corp.*	1,900	30,362
eGain Corp.*	2,300	27,163
Intuit, Inc.(u)	680	258,298
Manhattan Associates, Inc.*	400	42,072
Microsoft Corp.(u)	6,500	1,445,730
Oracle Corp.(u)	4,200	271,698
Progress Software Corp.	1,100	49,709
ServiceNow, Inc.*	400	220,172
SolarWinds Corp.*	900	13,455
SS&C Technologies Holdings, Inc.	1,200	87,300
Synopsys, Inc.*	600	155,544
Telenav, Inc.*	3,000	14,100
Verint Systems, Inc.*	1,700	114,206
		3,546,912
Specialty Retail 3.2%
Best Buy Co., Inc.	300	29,937
Hibbett Sports, Inc.*	1,400	64,652
Home Depot, Inc. (The)(u)	1,000	265,620

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Lowe’s Cos., Inc.	900	$144,459
MarineMax, Inc.*	3,400	119,102
O’Reilly Automotive, Inc.*	200	90,514
Sonic Automotive, Inc. (Class A Stock)	900	34,713
		748,997
Technology Hardware, Storage & Peripherals 6.8%
Apple, Inc.(u)	11,200	1,486,128
HP, Inc.	1,100	27,049
Super Micro Computer, Inc.*	2,000	63,320
		1,576,497
Thrifts & Mortgage Finance 0.3%
OP Bancorp	2,700	20,790
Southern Missouri Bancorp, Inc.	1,700	51,748
		72,538
Tobacco 0.8%
Altria Group, Inc.	4,500	184,500
Trading Companies & Distributors 0.5%
GMS, Inc.*	3,600	109,728
Water Utilities 0.0%
Artesian Resources Corp. (Class A Stock)	200	7,416

Total Common Stocks (cost $23,544,496)		30,175,467
Exchange-Traded Fund 0.4%
SPDR S&P 500 ETF Trust (cost $74,621)	240	89,731

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Preferred Stock 0.0%
Internet & Direct Marketing Retail
Qurate Retail, Inc., 8.000%, Maturing 03/15/31 (cost $28,901)	126	$12,474

Total Long-Term Investments (cost $23,648,018)		30,277,672

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $46,495)(w)	46,495	46,495

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $23,694,513)		30,324,167
Securities Sold Short (30.6)%
Common Stocks
Aerospace & Defense (0.8)%
Axon Enterprise, Inc.*	600	(73,518)
Kratos Defense & Security Solutions, Inc.*	3,700	(101,491)
		(175,009)
Biotechnology (2.6)%
Biohaven Pharmaceutical Holding Co. Ltd.*	1,100	(94,281)
Bioxcel Therapeutics, Inc.*	700	(32,340)
Editas Medicine, Inc.*	1,000	(70,110)
Epizyme, Inc.*	3,100	(33,666)
Global Blood Therapeutics, Inc.*	1,400	(60,634)
Iovance Biotherapeutics, Inc.*	900	(41,760)
REGENXBIO, Inc.*	600	(27,216)
REVOLUTION Medicines, Inc.*	700	(27,713)
Spero Therapeutics, Inc.*	700	(13,573)
Twist Bioscience Corp.*	900	(127,161)
Y-mAbs Therapeutics, Inc.*	1,300	(64,363)
		(592,817)
Capital Markets (0.3)%
Hamilton Lane, Inc. (Class A Stock)	1,000	(78,050)
Chemicals (1.1)%
Albemarle Corp.	900	(132,768)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Chemicals (cont’d.)
CF Industries Holdings, Inc.	1,300	$(50,323)
Livent Corp.*	4,300	(81,012)
		(264,103)
Commercial Services & Supplies (0.2)%
US Ecology, Inc.	900	(32,697)
Viad Corp.	600	(21,702)
		(54,399)
Communications Equipment (0.3)%
Digi International, Inc.*	400	(7,560)
Infinera Corp.*	5,400	(56,592)
		(64,152)
Construction & Engineering (0.4)%
Ameresco, Inc. (Class A Stock)*	900	(47,016)
Granite Construction, Inc.	1,300	(34,723)
		(81,739)
Diversified Consumer Services (0.2)%
Bright Horizons Family Solutions, Inc.*	300	(51,897)
Diversified Telecommunication Services (0.3)%
Bandwidth, Inc. (Class A Stock)*	400	(61,468)
Electrical Equipment (0.7)%
Plug Power, Inc.*	4,100	(139,031)
Sunrun, Inc.*	200	(13,876)
		(152,907)
Electronic Equipment, Instruments & Components (0.5)%
Napco Security Technologies, Inc.*	600	(15,732)
National Instruments Corp.	1,500	(65,910)
PAR Technology Corp.*	600	(37,674)
		(119,316)
Equity Real Estate Investment Trusts (REITs) (0.2)%
Safehold, Inc.	500	(36,245)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Food & Staples Retailing (0.1)%
Chefs’ Warehouse, Inc. (The)*	1,111	$(28,541)
Food Products (0.9)%
Beyond Meat, Inc.*	300	(37,500)
Hostess Brands, Inc.*	3,800	(55,632)
Landec Corp.*	900	(9,765)
Limoneira Co.	600	(9,990)
Simply Good Foods Co. (The)*	3,000	(94,080)
		(206,967)
Health Care Equipment & Supplies (2.3)%
Alphatec Holdings, Inc.*	2,300	(33,396)
Axonics Modulation Technologies, Inc.*	1,200	(59,904)
Glaukos Corp.*	600	(45,156)
iRhythm Technologies, Inc.*	300	(71,163)
Mesa Laboratories, Inc.	200	(57,328)
OrthoPediatrics Corp.*	600	(24,750)
Penumbra, Inc.*	400	(70,000)
Shockwave Medical, Inc.*	1,000	(103,720)
Tactile Systems Technology, Inc.*	600	(26,964)
TransMedics Group, Inc.*	800	(15,920)
Varex Imaging Corp.*	1,100	(18,348)
		(526,649)
Health Care Providers & Services (2.7)%
1Life Healthcare, Inc.*	2,900	(126,585)
Castle Biosciences, Inc.*	600	(40,290)
Guardant Health, Inc.*	900	(115,992)
HealthEquity, Inc.*	1,700	(118,507)
PetIQ, Inc.*	800	(30,760)
Progyny, Inc.*	2,600	(110,214)
R1 RCM, Inc.*	3,300	(79,266)
		(621,614)
Health Care Technology (0.7)%
Health Catalyst, Inc.*	1,200	(52,236)
Inspire Medical Systems, Inc.*	600	(112,854)
		(165,090)
Hotels, Restaurants & Leisure (0.7)%
Planet Fitness, Inc. (Class A Stock)*	800	(62,104)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Red Robin Gourmet Burgers, Inc.*	400	$(7,692)
SeaWorld Entertainment, Inc.*	700	(22,113)
Vail Resorts, Inc.	200	(55,792)
Wynn Resorts Ltd.	200	(22,566)
		(170,267)
Household Products (0.1)%
WD-40 Co.	60	(15,941)
Independent Power & Renewable Electricity Producers (0.5)%
Sunnova Energy International, Inc.*	2,700	(121,851)
Insurance (0.1)%
Markel Corp.*	20	(20,666)
Interactive Media & Services (0.1)%
Eventbrite, Inc. (Class A Stock)*	1,800	(32,580)
Internet & Direct Marketing Retail (0.4)%
RealReal, Inc. (The)*	700	(13,678)
Stitch Fix, Inc. (Class A Stock)*	1,500	(88,080)
		(101,758)
IT Services (1.2)%
Fastly, Inc. (Class A Stock)*	800	(69,896)
MongoDB, Inc.*	300	(107,712)
Repay Holdings Corp.*	2,200	(59,950)
Twilio, Inc. (Class A Stock)*	100	(33,850)
		(271,408)
Leisure Products (0.2)%
Hasbro, Inc.	500	(46,770)
Life Sciences Tools & Services (2.6)%
Adaptive Biotechnologies Corp.*	2,000	(118,260)
Berkeley Lights, Inc.*	800	(71,528)
Codexis, Inc.*	2,100	(45,843)
NanoString Technologies, Inc.*	1,300	(86,944)
NeoGenomics, Inc.*	2,100	(113,064)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Life Sciences Tools & Services (cont’d.)
Pacific Biosciences of California, Inc.*	4,600	$(119,324)
Quanterix Corp.*	1,000	(46,500)
		(601,463)
Machinery (0.0)%
Chart Industries, Inc.*	100	(11,779)
Media (0.5)%
Cardlytics, Inc.*	800	(114,216)
Metals & Mining (0.5)%
Allegheny Technologies, Inc.*	3,700	(62,049)
Carpenter Technology Corp.	900	(26,208)
Kaiser Aluminum Corp.	300	(29,670)
		(117,927)
Pharmaceuticals (0.7)%
Arvinas, Inc.*	800	(67,944)
Reata Pharmaceuticals, Inc. (Class A Stock)*	500	(61,810)
Theravance Biopharma, Inc.*	1,500	(26,655)
WaVe Life Sciences Ltd.*	1,400	(11,018)
		(167,427)
Professional Services (0.5)%
Upwork, Inc.*	3,000	(103,560)
Willdan Group, Inc.*	400	(16,680)
		(120,240)
Road & Rail (0.5)%
Lyft, Inc. (Class A Stock)*	2,300	(112,999)
Semiconductors & Semiconductor Equipment (0.7)%
Cree, Inc.*	1,200	(127,080)
Impinj, Inc.*	800	(33,496)
		(160,576)
Software (5.6)%
Alteryx, Inc. (Class A Stock)*	800	(97,432)
Anaplan, Inc.*	1,700	(122,145)
Appian Corp.*	200	(32,418)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Software (cont’d.)
Cloudflare, Inc. (Class A Stock)*	1,400	$(106,386)
Coupa Software, Inc.*	200	(67,782)
Datadog, Inc. (Class A Stock)*	1,000	(98,440)
Elastic NV*	500	(73,065)
Everbridge, Inc.*	900	(134,163)
LivePerson, Inc.*	1,000	(62,230)
Medallia, Inc.*	2,000	(66,440)
PROS Holdings, Inc.*	1,400	(71,078)
Q2 Holdings, Inc.*	1,000	(126,530)
Smartsheet, Inc. (Class A Stock)*	1,400	(97,006)
Splunk, Inc.*	500	(84,945)
Workday, Inc. (Class A Stock)*	90	(21,565)
Zuora, Inc. (Class A Stock)*	3,000	(41,790)
		(1,303,415)
Specialty Retail (0.6)%
Carvana Co.*	400	(95,816)
Monro, Inc.	900	(47,970)
		(143,786)
Technology Hardware, Storage & Peripherals (0.3)%
Pure Storage, Inc. (Class A Stock)*	3,100	(70,091)
Water Utilities (0.5)%
Essential Utilities, Inc.	2,500	(118,225)

Total Securities Sold Short (proceeds received $4,940,609)		(7,104,348)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT 100.1% (cost $18,753,904)		23,219,819
Liabilities in excess of other assets (0.1)%		(19,296)

Net Assets 100.0%		$23,200,523

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).